Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expected Tax Charge/(Credit) and Reconciles to Actual Tax Charge/(Credit) [Abstract]
Loss before tax	$ 9,202	$ 446	$ 310
Tax credit calculated at the domestic tax rate 12.5%	(1,150)	(56)	(39)
Tax effects of [Abstract]
Losses for which no deferred tax asset was recognized	1,150	56	39
Tax charge/(credit)	$ 0	$ 0	$ 0
Domestic tax rate	12.50%	12.50%	12.50%
Expected current tax payable	$ 0	$ 0	$ 0
Expected current tax recoverable	$ 0	$ 0	$ 0